Note 8 - Income Taxes - 10K (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	December 31, 2012	December 14, 2011 (Inception) to December 31, 2011
Current income tax benefit	—	—

Deferred income taxes benefit	800	—
Total income tax benefit	$800	$—

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2012	2011
Deferred tax assets:
Accrued compensation and stock-based compensation	$401	$—
Net operating loss carryforwards	454	7
Gross deferred tax assets	855	7
Valuation allowance	(152)	(7)
Deferred tax liabilities:
Amortization of intangible assets	(703)	—
Gross deferred tax liabilities	(703)	—
Net Deferred Tax Assets	$—	$—

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2012	2011
	%	%

Statutory tax/(benefit) rate	(35)	(35)
State income taxes, net of federal benefits	(4)	(4)
Change in deferred tax asset valuation allowance	6	39
	(33)	—